CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2020
CONTRACT LIABILITIES
CONTRACT LIABILITIES

30.   CONTRACT LIABILITIES

As of December 31, 2019 and 2020, the Group’s contract liabilities primarily represent advances from customers. Related performance obligations are satisfied and revenue is recognized within one year.